Long-Term Investments (Details)		1 Months Ended							6 Months Ended			12 Months Ended
	Apr. 11, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2022 CNY (¥)	Feb. 24, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	May 31, 2019
Long-Term Investments (Details) [Line Items]
Recognized investment losses (in Dollars) | $									$ 8,141	$ 7,156
Equity interest percentage														4.35%
Investment fund															¥ 150,000
Membership service amount												¥ 1,500,000
Suzhou Investment [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding					17.00%
Investment in Jiazhong [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding													33.00%
Investment in Yinzhirun [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding								0.45%
Investment in Yunshang E-commerce [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding							1.25%
Investment in Car Service [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding						1.50%
Investment in Funeng [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding				19.00%
Investment in Zhongfuze [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding			11.11%
Investment in Outu [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding		15.00%
Investment in Taizhoujia [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding											5.00%
Investment in Yueteng [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding											5.00%
Investment in Qianshier [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding													5.00%
Zhongfei [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																3.00%
Cheyi [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding																0.50%
Suzhou Investment [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration					¥ 850,000
Investment in Jiazhong [Member]
Long-Term Investments (Details) [Line Items]
Paid consideration													¥ 10,000,000
Investment in Xingshuizhixing [Member]
Long-Term Investments (Details) [Line Items]
Invest amount														¥ 8,000,000
Equity interest percentage														4.00%
Cash paid												8,000,000
Investment in Wangxin [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration	¥ 6,600,000
Paid consideration												¥ 6,600,000
Equity interest percentage	2.15%
Investment in Yinzhirun [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration								¥ 2,000,000
Investment in Yunshang E-commerce [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration							¥ 150,000
Investment in Car Service [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration						¥ 90,000
Diluted percentage of service																	0.98%
Investment in Funeng [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration				¥ 570,000
Paid consideration													270,000
Investment in Zhongfuze [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration			¥ 500,000
Paid consideration													500,000
Investment in Outu [Member]
Long-Term Investments (Details) [Line Items]
Cash consideration		¥ 3,000,000
Paid consideration											¥ 500,000
Investment in Taizhoujia [Member]
Long-Term Investments (Details) [Line Items]
Account receivables due											500,000
Investment in Yueteng [Member]
Long-Term Investments (Details) [Line Items]
Account receivables due											¥ 500,000
Investment in Qianshier [Member]
Long-Term Investments (Details) [Line Items]
Account receivables due													¥ 500,000
Zhongfei [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage												3.00%
Account receivables due																¥ 3,000,000
Customized service amount												¥ 3,000,000
Cheyi [Member]
Long-Term Investments (Details) [Line Items]
Equity interest percentage												0.50%
Account receivables due																¥ 1,587,719